Employee Benefits	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Employee Benefits
36.	EMPLOYEE BENEFITS

Description	12/31/2020	12/31/2019	12/31/2018
Remunerations	19,677,575	19,957,891	19,723,875
Payroll taxes	4,412,779	5,858,301	3,838,541
Compensations and bonuses to employees	1,950,014	2,381,904	1,913,289
Employee services	558,234	667,246	653,352

	26,598,602	28,865,342	26,129,057